Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Balances and Transactions with Associates and Joint Ventures

The information detailed in the tables below shows the balances with associates and joint ventures as of December 31, 2018, 2017, and 2016 and transactions with the mentioned parties for the years ended on such dates.

	2018			2017			2016
	Other receivables	Trade receivables	Accounts payable	Other receivables	Trade receivables	Accounts payable	Other receivables	Trade receivables	Accounts payable
	Current	Current	Current	Current	Current	Current	Current	Current	Current
Joint ventures:
Profertil	2	461	428	107	239	215	97	162	99
MEGA	—	2,441	6	—	925	149	—	797	80
Refinor	—	770	5	—	224	8	—	296	39
Bizoy S.A.	11	—	—	5	—	—	9	—	—
Y-GEN I	—	2	—	57	—	—	—	2	—
Y-GEN II	—	—	—	22	—	—	—	—	—
YPF EE(1)	218	1,552	1,301	—	—	—	—	—	—
Petrofaro S.A.	—	267	151	—	35	51	—	—	—
Oleoducto Loma Campana-Lago Pellegrini S.A.	1,884	—	—	—	—	—	—	—	—

	2,115	5,493	1,891	191	1,423	423	106	1,257	218

Associates:
CDS	—	518	—	—	122	—	—	108	—
YPF Gas	637	414	62	589	230	15	35	375	35
Oldelval	—	34	272	—	—	131	—	—	81
Termap	—	—	102	—	—	52	—	—	44
OTA	5	—	14	—	—	5	—	—	5
OTC	7	—	—	5	—	—	2	—	—
Gasoducto del Pacífico (Argentina) S.A.	4	—	80	4	—	19	4	—	31
Oiltanking	21	—	147	—	—	96	—	—	50
Gas Austral S.A.	2	16	—	2	7	—	—	—	—

	676	982	677	600	359	318	41	483	246

	2,791	6,475	2,568	791	1,782	741	147	1,740	464

	2018			2017			2016
	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)
Joint ventures:
Profertil	2,751	1,964	—	906	901	—	956	620	—
MEGA	8,150	438	—	4,058	814	—	2,673	337	—
Refinor	2,594	323	—	838	225	10	998	133	3
Bizoy S.A.	—	—	—	1	—	—	5	—	—
Y-GEN I	4	—	—	34	—	—	2	—	—
Y-GEN II	—	—	—	41	—	—	—	—	—
YPF EE(1)	2,064	1,548	47	—	—	—	—	—	—
Petrofaro S.A.	223	150	—	33	58	—	—	—	—

	15,786	4,423	47	5,911	1,998	10	4,634	1,090	3

Associates:
CDS	565	—	—	102	—	—	579	—	38
YPF Gas	1,608	104	217	863	51	51	761	41	—
Oldelval	103	1,167	—	—	596	—	—	408	—
Termap	6	666	—	—	366	—	—	309	—
OTA	1	47	—	—	25	—	—	25	—
Gasoducto del Pacífico (Argentina) S.A.	—	363	—	—	202	—	—	170	—
Oiltanking	4	777	—	1	428	—	—	350	—
Gas Austral S.A.	199	—	—	78	1	—	—	—	—

	2,486	3,124	217	1,044	1,669	51	1,340	1,303	38

	18,272	7,547	264	6,955	3,667	61	5,974	2,393	41

(1)	On March 20, 2018, YPF EE was reclassified as a joint venture. Includes transactions following the loss of control over YPF EE. See Note 3.

Information about Public Sector Related Entities

Additionally, in the normal course of business, and considering being the main energy group in Argentina, the Group’s client/suppliers portfolio encompasses both private sector entities as well as national public sector entities. As required by IAS 24 “Related party disclosures”, among the major transactions above mentioned the most important are:

		Balances			Transactions
		Credits / (Liabilities)			Income / (Costs)
Customers / Suppliers	Ref.	2018	2017	2016	2018	2017	2016
SGE	(1) (16)	26,978	13,417	10,881	—	12,840	16,757
SGE	(2) (16)	1,211	—	—	1,376	—	—
SGE	(3) (16)	282	190	129	347	191	93
SGE	(4) (16)	192	162	142	107	119	132
SGE	(5) (16)	1,255	—	—	3,447	—	—
SGE	(6) (16)	3,535	—	—	4,149	—	—
SGE	(7) (16)	—	—	759	—	—	759
Ministry of Transport	(8) (16)	3,044	840	1,152	9,192	5,402	5,658
Secretariat of Industry	(9) (16)	—	24	378	—	188	422
CAMMESA	(10)	3,822	4,444	3,782	18,029	17,569	20,934
CAMMESA	(11)	(444)	(316)	(170)	(3,272)	(2,090)	(2,189)
IEASA	(12)	4,326	698	727	7,600	2,920	2,541
IEASA	(13)	(745)	(1,591)	(1,357)	(1,156)	(214)	(955)
Aerolíneas Argentinas S.A. and Austral Líneas Aéreas Cielos del Sur S.A.	(14)	3,454	946	364	8,710	4,300	3,066
Aerolíneas Argentinas S.A. and Austral Líneas Aéreas Cielos del Sur S.A.	(15)	—	—	(2)	(21)	(28)	(14)

(1)	Benefits of the incentive scheme for the Additional Injection of natural gas.
(2)	Benefits from the Program to Encourage Investments in the Development of Natural Gas Production from Unconventional Reservoirs.
(3)	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks.
(4)	Benefits for the bottle-to-bottle program.
(5)	Procedure to compensate for the lower income that Natural Gas Piping Distribution Service Licensed Companies receive from their users for the benefit of Metrogas.
(6)

Procedure to compensate the payment of the daily differences accumulated on a monthly basis between the price of the gas purchased by Natural Gas Piping Distribution Service Companies and the price of the natural gas included in the respective tariff schemes for the benefit of Metrogas.

(7)	Temporary economic assistance to Metrogas.
(8)	The compensation for providing gas oil to public transport of passengers at a differential price.
(9)	Incentive for domestic manufacturing of capital goods, for the benefit of AESA.
(10)	The provision of fuel oil and natural gas, and electric power generation corresponding to YPF EE until the date of loss of control by YPF.
(11)	Purchases of energy.
(12)	Rendering of regasification service in the regasification projects of liquefied natural gas in Bahía Blanca (until October 31, 2018) and Escobar.
(13)	The purchase of natural gas and crude oil.
(14)	The provision of jet fuel.
(15)	The purchase of miles for the YPF Serviclub program.
(16)	Income recognized under the guidelines of IAS 20.

Summary of Compensation of Key Management Personnel

The table below discloses the compensation for the YPF’s key management personnel, including members of the Board of Directors and Vice presidents (managers with executive functions appointed by the Board of Directors), for the years ended December 31, 2018, 2017 and 2016:

	2018(1)	2017(1)	2016(1)
Short-term employee benefits(2)	337	221	182
Share-based benefits	55	34	26
Post-retirement benefits	14	10	9
Termination benefits	—	109	94

	406	374	311

(1)	Includes the compensation for YPF’s key management personnel, which developed their functions during the mentioned years.
(2)	Does not include Social Security contributions of 66, 50 and 45 for the years ended December 31, 2018, 2017 and 2016, respectively.